TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2025
Trade And Other Payables
TRADE AND OTHER PAYABLES

NOTE – 15 TRADE AND OTHER PAYABLES

	As of March 31,
	2024	2025
	HKD	HKD

Trade payables	$1,390,928	$262,345
Payables to an investment partner	-	30,103,441
Accrued salaries and bonus	173,435	688,220
Other accrued expenses	9,220	45,000

Total	$1,573,583	$31,099,006

The payables to an investment partner represents funds received by the Group from a third-party investor to finance specific event projects. Under the terms of the agreement, the investment partner provides capital to the Group for the purpose of investing in event-related projects. In return, the investment partner is entitled to a share of the net returns (or bears a share of the losses) generated by those projects, in proportion to the percentage funded based on budget cost. The Group accounts for the amounts received as a financial liability until the underlying event is completed and the partner’s return entitlement is settled.

An aging analysis of the trade and bills payables as at the end of the reporting period, based on the invoice date, is as follows:

	As of March 31,
	2024	2025
	HKD	HKD
Within 1 month	$1,287,758	$250,345
1 to 3 months	103,170	12,000
Total	$1,390,928	$262,345